Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (86.4)
Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.2177
Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.0666
Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.2)
Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.6)
Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (95.4)
Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	13.65%
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.14%
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.1
Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	2.3
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	8.4
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 41.4
-50% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.65
-50% [member] | Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.52
-50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (5.0)
-50% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(9.6)
-50% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 51.5
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.88%
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.72%
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.0
-50% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	8.9
-50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(4.4)
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 25.5
-25% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.975
-25% [member] | Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.78
-25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.5)
-25% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(5.2)
-25% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 28.7
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	10.31%
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.08%
-25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
-25% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	2.4
-25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	2.2
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 5.2
Probable scenario [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.3
Probable scenario [member] | Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.04
Probable scenario [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.1
Probable scenario [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.8)
Probable scenario [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.0
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	13.75%
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.44%
Probable scenario [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
Probable scenario [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(2.7)
Probable scenario [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	8.7
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (27.4)
+25% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.625
+25% [member] | Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.3
+25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 2.6
+25% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	3.6
+25% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (40.7)
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	17.19%
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.80%
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
+25% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(7.9)
+25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	15.1
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (73.9)
+50% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.95
+50% [member] | Currency risk [member] | EUR [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.56
+50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 5.2
+50% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	8.0
+50% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (94.6)
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	20.63%
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	8.16%
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
+50% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(13.7)
+50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 21.3